Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Commitments
The Company's commitments as at December 31, 2025 are below:

U.S.$ millions	Total	2026	2027	2028	2029	2030	Thereafter
Operating commitments [1]	130	29	8	24	14	15	40
Transportation by other parties [2]	3	3	—	—	—	—	—
Capital expenditures [3]	16	16	—	—	—	—	—
Total	149	48	8	24	14	15	40
1.Includes commitments for in-line inspection runs and power.
2.Contractual obligations are based on volumes contracted through capacity arrangements and exclude any variable charges that may be incurred when volumes flow.
3.Capital expenditures relate to the Blackrod Connection Project with targeted completion in 2026 in addition to other capital commitments by the Company. Amounts are estimates and subject to variability based on timing of construction and project requirements. Expenditures include obligations for growth projects and are presented based on projects proceeding as currently planned. Any changes to projects, including timing or possible cancellation, could change these estimates.